RECENT DEVELOPMENTS CORRESPONDING TO THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2025 - Regulatory impact of the acquisition (Details)	9 Months Ended
Sep. 30, 2025
RECENT DEVELOPMENTS CORRESPONDING TO THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2025
preliminary objection report, comment period	15 days